SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Next Twelve Months	$ 2,507,636
Year Two		2,279,316
Long-Term Debt	$ 2,507,636	$ 2,279,316